Expense Example - Defiance AI Magnificent 10 ETF [Member]	Aug. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	$ 195